Label	Element	Value
U.S. Focus Real Estate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023

U.S. Focus Real Estate Portfolio
(the "Fund")

Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Focus Real Estate Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—U.S. Focus Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 11, 2023
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example tables under the section of the Prospectus entitled "Fund Summary—U.S. Focus Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If You SOLD Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If You HELD Your Shares
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
U.S. Focus Real Estate Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	6.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	7.36%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	6.61%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,575
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	3,004
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	6,291
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	77
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,575
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	3,004
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 6,291
U.S. Focus Real Estate Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	10.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.81%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	10.71%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 631
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,801
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,685
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,381
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	631
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,801
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,685
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,381
U.S. Focus Real Estate Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	10.99%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.59%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	10.74%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,592
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,645
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,484
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,592
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,645
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,484
U.S. Focus Real Estate Portfolio | Class R6
Risk/Return:	rr_RiskReturnAbstract
Advisory Fee	rr_ManagementFeesOverAssets	0.60%	[1]
Distribution and/or Shareholder Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.55%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	10.85%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.70%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	2,326
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	4,294
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	8,192
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	2,326
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	4,294
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 8,192

[1]	The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.
[2]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for Class I, 1.10% for Class A, 1.85% for Class C and 0.70% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.